Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 17.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	82,555	81,411
American Credit Acceptance Receivables Trust(a)
Series 2021-3 Class A
06/13/2025	0.330%	22,910	22,896
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	1,133,124	1,124,452
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	32,723	32,642
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	98,037	95,320
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-2A Class A
03/20/2024	2.970%	500,000	497,975
BMW Vehicle Lease Trust
Series 2021-1 Class A4
07/25/2024	0.370%	225,000	218,409
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	650,000	644,486
Series 2019-3 Class A4
04/15/2025	2.300%	425,000	416,803
Series 2019-4 Class A3
11/15/2024	2.020%	405,022	402,570
Carvana Auto Receivables Trust
Series 2021-P2 Class A2
07/10/2024	0.300%	44,228	44,193
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	231,297	222,113
Conn’s Receivables Funding LLC(a)
Series 2021-A Class A
05/15/2026	1.050%	75,632	75,233
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	84,129	83,046
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	556,179	549,344
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	875,000	874,834
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DLLST LLC(a)
Series 2022-1A Class A1
05/22/2023	1.560%	566,927	564,764
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	495,004	488,168
Series 2020-2A Class B
03/16/2026	2.080%	19,082	19,073
Series 2022-1A Class A
04/15/2026	1.580%	304,713	302,297
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	181,860	173,949
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	172,247	170,993
Ford Credit Auto Lease Trust
Series 2021-B Class A3
10/15/2024	0.370%	125,000	121,378
FREED ABS Trust(a)
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	139,910	137,688
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	184,600	184,337
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	1,086,450	1,076,825
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	560,000	550,578
GM Financial Automobile Leasing Trust
Subordinated Series 2021-1 Class C
02/20/2025	0.700%	200,000	194,179
GM Financial Consumer Automobile Receivables Trust
Series 2020-3 Class A3
04/16/2025	0.450%	608,909	595,475
Harley-Davidson Motorcycle Trust
Series 2020-A Class A3
10/15/2024	1.870%	79,422	79,314
Series 2021-A Class A3
04/15/2026	0.370%	251,523	245,759
Series 2021-B Class A2
12/16/2024	0.240%	39,107	39,014
HPEFS Equipment Trust(a)
Series 2021-2A Class A2
09/20/2028	0.300%	119,564	118,650
Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	500,000	487,724
John Deere Owner Trust
Series 2021-B Class A2
06/17/2024	0.250%	324,615	321,305
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	648,017	625,560
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	143,797	138,319
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	62,815	61,596
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	94,034	91,218
LendingPoint Asset Securitization Trust(a)
Series 2021-A Class A
12/15/2028	1.000%	85,635	85,226
Series 2021-B Class A
02/15/2029	1.110%	135,983	133,469
Series 2022-A Class A
06/15/2029	1.680%	321,044	316,603
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	67,797	65,369
Marlette Funding Trust(a)
Series 2021-2A Class A
09/15/2031	0.510%	76,103	75,793
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	572,961	571,474
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	62,653	62,615
Series 2020-A Class A2
04/09/2024	0.740%	138,872	136,988
NextGear Floorplan Master Owner Trust(a)
Series 2019-2A Class A2
10/15/2024	2.070%	1,000,000	999,131
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	225,000	218,308
Nissan Auto Receivables Owner Trust
Series 2019-C Class A3
07/15/2024	1.930%	201,771	201,011
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NMEF Funding LLC(a)
Series 2022-A Class A1
03/15/2023	0.968%	152,634	152,253
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	603,037	593,345
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	332,943	327,093
Series 2021-3 Class A
05/15/2029	1.150%	432,893	421,741
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	558,394	539,006
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	23,562	23,540
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	427,000	417,895
Series 2022-1 Class A3
11/17/2025	1.940%	625,000	612,133
Series 2022-2 Class A2
10/15/2026	2.120%	362,136	360,815
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	141,555	140,846
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	255,085	252,764
Santander Retail Auto Lease Trust(a)
Series 2021-B Class A2
01/22/2024	0.310%	304,535	303,308
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	107,215	105,043
Series 2022-1A Class A
02/15/2028	1.850%	435,856	425,955
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	26,509	26,447
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	77,022	76,699
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	70,500	65,842
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	11,277	11,258

2	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3 Class A
07/20/2031	0.830%	283,819	274,372
Verizon Owner Trust
Series 2020-A Class A1A
07/22/2024	1.850%	337,069	335,088
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	195,322	191,066
Volkswagen Auto Lease Trust
Series 2020-A Class A3
01/22/2024	0.390%	245,168	243,507
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2025	1.320%	59,117	59,043
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	1,134,000	1,096,166
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	178,741	172,806
World Omni Automobile Lease Securitization Trust
Series 2021-A Class A2
04/15/2024	0.210%	352,318	350,696
Series 2022-A Class A2
10/15/2024	2.630%	835,359	825,825
Total Asset-Backed Securities — Non-Agency (Cost $23,703,286)			23,444,429

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	44,085	44,018
COMM Mortgage Trust
Series 2013-CR6 Class A4
03/10/2046	3.101%	350,000	348,558
GS Mortgage Securities Corp. Trust(a),(b)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	3.038%	325,000	320,562
GS Mortgage Securities Trust(c)
Series 2013-GC13 Class A5
07/10/2046	4.176%	250,000	247,476
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,500,000	1,489,533
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class ASB
08/15/2046	3.761%	87,557	86,677
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
03/10/2046	3.185%	166,294	165,665
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
06/15/2046	3.337%	900,000	886,613
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,626,651)			3,589,102

Corporate Bonds & Notes 26.3%

Aerospace & Defense 0.8%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	26,000	25,241
Boeing Co. (The)
02/01/2024	1.950%	350,000	335,694
L3Harris Technologies, Inc.
06/15/2023	3.850%	340,000	338,229
Raytheon Technologies Corp.
03/15/2024	3.200%	350,000	342,390
Total			1,041,554
Automotive 0.6%
Daimler Trucks Finance North America LLC(a),(b)
SOFR + 1.000% 04/05/2024	3.960%	335,000	333,855
Toyota Motor Credit Corp.
06/14/2024	0.500%	490,000	455,419
Total			789,274
Banking 9.4%
American Express Co.(b)
3-month USD LIBOR + 0.750% 08/03/2023	3.552%	450,000	450,301
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.580% 11/09/2022	3.447%	360,000	359,973
Bank of America Corp.(b)
3-month USD LIBOR + 0.430% 05/28/2024	3.342%	700,000	686,035
Bank of Montreal
09/14/2024	4.250%	400,000	393,511
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 1.050% 10/30/2023	3.856%	485,000	485,053
Bank of Nova Scotia (The)(b)
SOFR + 0.380% 07/31/2024	3.340%	425,000	418,615

Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBVA USA
08/27/2024	2.500%	464,000	444,840
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	3.905%	490,000	489,767
Citigroup, Inc.(b)
3-month USD LIBOR + 1.100% 05/17/2024	4.042%	675,000	675,078
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.820% 06/04/2024	3.978%	375,000	375,027
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	2.908%	450,000	450,063
Credit Suisse AG
08/09/2024	4.750%	350,000	340,836
Discover Bank
02/06/2023	3.350%	325,000	323,501
DNB Bank ASA(a)
12/02/2022	2.150%	360,000	358,530
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.600% 11/29/2023	4.643%	650,000	653,528
HSBC Holdings PLC(d)
08/17/2024	0.732%	407,000	388,513
JPMorgan Chase & Co.(d)
06/14/2025	3.845%	675,000	656,571
Morgan Stanley(b)
3-month USD LIBOR + 1.220% 05/08/2024	4.083%	650,000	650,454
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	3.655%	360,000	359,676
Royal Bank of Canada(b)
3-month USD LIBOR + 0.660% 10/05/2023	2.953%	399,000	398,643
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.320% 09/01/2023	3.402%	350,000	348,159
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	375,000	363,729
Toronto-Dominion Bank (The)(b)
SOFR + 0.910% 03/08/2024	3.870%	400,000	398,996
Truist Bank(b)
SOFR + 0.200% 01/17/2024	3.160%	400,000	395,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(a),(b),(d)
1-year CMT + 1.600% 08/05/2025	4.490%	400,000	390,335
US Bancorp
07/30/2024	2.400%	415,000	398,419
Wells Fargo & Co.(b)
3-month USD LIBOR + 1.230% 10/31/2023	4.036%	650,000	649,941
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.770% 02/26/2024	3.780%	350,000	350,630
Total			12,654,663
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital(b)
3-month USD LIBOR + 1.650% 02/01/2024	4.432%	325,000	326,607
Comcast Corp.(b)
3-month USD LIBOR + 0.630% 04/15/2024	3.142%	351,000	351,023
Total			677,630
Chemicals 0.2%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	4.015%	340,000	341,421
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	350,000	344,426
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.550% 06/07/2023	3.695%	350,000	350,299
Total			694,725
Diversified Manufacturing 0.6%
General Electric Co.
10/09/2022	2.700%	450,000	449,927
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	400,000	393,266
Total			843,193
Electric 2.2%
American Electric Power Co., Inc.
12/15/2022	2.950%	350,000	348,713
CenterPoint Energy, Inc.(b)
SOFR + 0.650% 05/13/2024	3.610%	206,000	203,706
Consumers Energy Co.
08/15/2023	3.375%	297,000	293,368

4	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.(d)
11/01/2024	4.220%	415,000	406,575
Duke Energy Corp.(b)
SOFR + 0.250% 06/10/2023	3.210%	347,000	345,301
Eversource Energy(b)
SOFR + 0.250% 08/15/2023	3.210%	331,000	329,129
Mississippi Power Co.(b)
SOFR + 0.300% 06/28/2024	3.260%	319,000	312,536
NextEra Energy Capital Holdings, Inc.(b)
SOFR + 1.020% 03/21/2024	3.980%	281,000	278,865
PPL Electric Utilities Corp.(b)
SOFR + 0.330% 06/24/2024	3.290%	343,000	338,645
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	72,000	68,800
Total			2,925,638
Food and Beverage 1.0%
Campbell Soup Co.
03/15/2023	3.650%	325,000	323,796
ConAgra Foods, Inc.
01/25/2023	3.200%	350,000	348,107
Mondelez International, Inc.
03/17/2024	2.125%	351,000	337,362
Tyson Foods, Inc.
09/28/2023	3.900%	346,000	342,520
Total			1,351,785
Health Care 1.0%
Becton Dickinson and Co.
06/06/2024	3.363%	350,000	340,535
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	3.402%	325,000	325,396
CVS Health Corp.
08/15/2024	2.625%	285,000	273,583
Thermo Fisher Scientific, Inc.(b)
SOFR + 0.350% 04/18/2023	3.310%	350,000	349,521
Total			1,289,035
Healthcare Insurance 0.3%
Wellpoint, Inc.
08/15/2024	3.500%	350,000	341,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.2%
Pioneer Natural Resources Co.
05/15/2023	0.550%	275,000	268,235
Integrated Energy 0.6%
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.200% 08/11/2023	3.121%	400,000	399,343
Shell International Finance BV(b)
3-month USD LIBOR + 0.400% 11/13/2023	3.305%	450,000	448,904
Total			848,247
Life Insurance 1.0%
Five Corners Funding Trust(a)
11/15/2023	4.419%	346,000	343,031
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	397,000	364,669
New York Life Global Funding(a),(b)
SOFR + 0.220% 02/02/2023	3.180%	303,000	302,677
Principal Life Global Funding II(a)
01/08/2024	0.500%	425,000	401,854
Total			1,412,231
Media and Entertainment 0.5%
Magallanes, Inc.(a),(b)
SOFR + 1.780% 03/15/2024	4.740%	340,000	339,230
Walt Disney Co. (The)
09/15/2024	3.700%	343,000	336,062
Total			675,292
Midstream 1.4%
Enable Midstream Partners LP
05/15/2024	3.900%	193,000	187,842
Enbridge, Inc.
02/16/2024	2.150%	258,000	248,119
Enterprise Products Operating LLC
02/15/2024	3.900%	335,000	329,334
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	223,000	220,064
05/01/2024	4.300%	100,000	98,608
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	325,000	320,332
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	200,000	194,883

Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/24/2024	4.550%	204,000	201,875
Williams Partners LP
03/04/2024	4.300%	125,000	123,396
Total			1,924,453
Pharmaceuticals 1.3%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	3.634%	350,000	349,958
Amgen, Inc.
05/22/2024	3.625%	350,000	343,869
Astrazeneca Finance LLC
05/28/2024	0.700%	375,000	351,589
Bristol-Myers Squibb Co.
11/13/2023	0.537%	350,000	335,347
Roche Holdings, Inc.(a),(b)
SOFR + 0.330% 09/11/2023	3.290%	350,000	348,981
Total			1,729,744
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	350,000	341,760
Loews Corp.
05/15/2023	2.625%	350,000	346,256
Total			688,016
Railroads 0.4%
CSX Corp.
08/01/2024	3.400%	250,000	243,764
Union Pacific Corp.
01/15/2023	2.950%	335,000	333,637
Total			577,401
Retailers 0.1%
Lowe’s Companies, Inc.
09/15/2024	3.125%	78,000	75,585
Technology 2.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	350,000	343,369
Fidelity National Information Services, Inc.
03/01/2023	0.375%	350,000	344,039
International Business Machines Corp.
02/12/2024	3.625%	303,000	298,603
Microchip Technology, Inc.
02/15/2024	0.972%	315,000	296,766
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC
03/01/2024	4.875%	335,000	331,326
Oracle Corp.
09/15/2023	2.400%	335,000	326,753
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.730% 01/30/2023	3.536%	425,000	425,450
RELX Capital, Inc.
03/16/2023	3.500%	335,000	332,754
Total			2,699,060
Transportation Services 0.2%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	350,000	340,622
Wireless 0.3%
American Tower Corp.
01/31/2023	3.500%	279,000	277,954
05/15/2024	3.375%	80,000	77,896
Total			355,850
Wirelines 0.7%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	4.416%	475,000	476,301
Verizon Communications, Inc.(b)
SOFR + 0.500% 03/22/2024	3.460%	450,000	446,655
Total			922,956
Total Corporate Bonds & Notes (Cost $36,109,347)			35,468,567

Foreign Government Obligations(e) 0.5%

Canada 0.5%
Province of Ontario
01/24/2023	1.750%	345,000	342,514
Province of Quebec
02/13/2023	2.625%	342,000	340,363
Total			682,877
Total Foreign Government Obligations (Cost $690,098)			682,877

Residential Mortgage-Backed Securities - Non-Agency 2.5%

Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	5.934%	210,978	210,924

6	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	3.281%	259,277	254,013
CFMT LLC(a),(c)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	168,275	160,515
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	4.181%	260,171	255,666
Oceanview Trust(a),(c)
CMO Series 2021-1 Class A
12/29/2051	1.219%	271,169	263,157
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	193,624	179,141
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	604,369	565,926
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	848,343	788,627
VCAT LLC(a),(c)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	529,425	490,349
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	221,656	202,810
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $3,574,739)			3,371,128

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
SOFR + 0.050% 08/22/2023	3.010%	280,000	280,083
SOFR + 0.060% 12/27/2023	3.020%	425,000	425,239
Total U.S. Government & Agency Obligations (Cost $705,000)			705,322

U.S. Treasury Obligations 0.5%

U.S. Treasury
12/31/2022	0.125%	700,000	694,367
Total U.S. Treasury Obligations (Cost $695,342)			694,367

Money Market Funds 30.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(f),(g)	41,577,230	41,556,442
Total Money Market Funds (Cost $41,555,026)		41,556,442
Total Investments in Securities (Cost: $110,659,489)		109,512,234
Other Assets & Liabilities, Net		25,413,179
Net Assets		134,925,413

At September 30, 2022, securities and/or cash totaling $13,602,316 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	50	11/2022	USD	4,176,000	—	(293,642)
Brent Crude	21	01/2023	USD	1,694,910	—	(269,765)
Brent Crude	44	03/2023	USD	3,464,120	—	(445,212)
Brent Crude	22	05/2023	USD	1,701,700	—	(166,905)
Cocoa	16	12/2022	USD	376,640	8,399	—
Coffee	2	12/2022	USD	166,163	10,547	—
Coffee	15	03/2023	USD	1,195,594	47,992	—
Coffee	11	05/2023	USD	856,350	3,278	—
Coffee	5	05/2023	USD	389,250	—	(14,924)
Copper	7	12/2022	USD	597,188	—	(30,068)
Copper	5	03/2023	USD	424,250	5,756	—
Copper	19	03/2023	USD	1,612,150	—	(48,487)
Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	24	05/2023	USD	2,028,900	—	(113,655)
Corn	25	12/2022	USD	846,875	119,520	—
Corn	90	03/2023	USD	3,078,000	244,028	—
Corn	90	05/2023	USD	3,080,250	172,265	—
Cotton	12	12/2022	USD	512,040	9,731	—
Cotton	37	12/2022	USD	1,578,790	—	(356,336)
Cotton	13	03/2023	USD	542,425	—	(174,343)
Cotton	14	05/2023	USD	574,630	—	(97,098)
Feeder Cattle	2	01/2023	USD	175,675	—	(5,092)
Gas Oil	14	11/2022	USD	1,318,450	201,678	—
Gas Oil	10	01/2023	USD	887,250	25,140	—
Gas Oil	10	03/2023	USD	856,750	—	(66,880)
Gas Oil	21	05/2023	USD	1,743,525	—	(117,731)
Gold 100 oz.	22	12/2022	USD	3,678,400	—	(302,873)
Gold 100 oz.	21	02/2023	USD	3,538,290	—	(115,630)
Gold 100 oz.	42	04/2023	USD	7,132,440	—	(360,312)
Gold 100 oz.	21	06/2023	USD	3,594,150	—	(101,760)
Lead	8	11/2022	USD	382,600	—	(39,457)
Lean Hogs	36	12/2022	USD	1,097,640	—	(97,915)
Lean Hogs	12	02/2023	USD	381,240	—	(37,068)
Lean Hogs	23	04/2023	USD	784,760	—	(65,724)
Lean Hogs	11	06/2023	USD	425,150	—	(23,236)
Live Cattle	19	12/2022	USD	1,117,580	—	(8,370)
Live Cattle	16	02/2023	USD	964,160	—	(3,037)
Live Cattle	30	04/2023	USD	1,851,600	—	(22,526)
Live Cattle	16	06/2023	USD	965,920	—	(24,522)
Natural Gas	84	10/2022	USD	5,683,440	776,729	—
Natural Gas	52	12/2022	USD	3,768,440	107,829	—
Natural Gas	124	02/2023	USD	7,474,720	—	(587,095)
Natural Gas	77	04/2023	USD	3,683,680	10,220	—
Nickel	1	11/2022	USD	126,330	—	(5,542)
Nickel	5	01/2023	USD	634,020	—	(146,184)
Nickel	5	03/2023	USD	637,020	15,340	—
Nickel	11	05/2023	USD	1,411,278	—	(94,170)
NY Harbor ULSD	5	02/2023	USD	618,723	—	(50,408)
NY Harbor ULSD Heat Oil	7	10/2022	USD	947,150	142,616	—
NY Harbor ULSD Heat Oil	2	10/2022	USD	270,614	—	(3,064)
NY Harbor ULSD Heat Oil	5	12/2022	USD	645,435	20,620	—
NY Harbor ULSD Heat Oil	11	04/2023	USD	1,297,065	—	(106,616)
Primary Aluminum	9	11/2022	USD	484,481	—	(170,669)
Primary Aluminum	14	01/2023	USD	759,063	—	(208,398)
Primary Aluminum	14	03/2023	USD	764,488	—	(63,929)
Primary Aluminum	28	05/2023	USD	1,541,575	—	(136,338)
RBOB Gasoline	4	10/2022	USD	398,126	4,515	—
RBOB Gasoline	12	10/2022	USD	1,194,379	—	(23,361)
RBOB Gasoline	6	12/2022	USD	563,623	—	(91,749)
RBOB Gasoline	6	02/2023	USD	560,952	—	(64,067)
RBOB Gasoline	11	04/2023	USD	1,105,243	—	(90,417)
Silver	11	12/2022	USD	1,047,145	—	(73,640)
Silver	22	03/2023	USD	2,110,240	—	(51,276)
Silver	4	05/2023	USD	385,840	10,636	—
Silver	17	05/2023	USD	1,639,820	—	(82,678)
Soybean	12	11/2022	USD	818,850	72,372	—
Soybean	20	01/2023	USD	1,375,500	—	(43,530)
Soybean	20	03/2023	USD	1,383,250	26,903	—
Soybean	40	05/2023	USD	2,781,000	—	(77,233)
Soybean Meal	36	12/2022	USD	1,450,800	130,686	—
Soybean Meal	21	01/2023	USD	842,730	686	—
8	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Meal	22	03/2023	USD	873,840	21,945	—
Soybean Meal	44	05/2023	USD	1,738,000	—	(21,588)
Soybean Oil	32	12/2022	USD	1,181,952	44,182	—
Soybean Oil	35	12/2022	USD	1,292,760	—	(4,731)
Soybean Oil	22	01/2023	USD	803,748	—	(74,223)
Soybean Oil	23	03/2023	USD	829,656	51,283	—
Soybean Oil	46	05/2023	USD	1,640,544	—	(87,663)
Sugar #11	37	02/2023	USD	732,659	—	(46,049)
Sugar #11	138	04/2023	USD	2,618,246	—	(79,930)
Wheat	12	12/2022	USD	594,900	95,048	—
Wheat	12	12/2022	USD	552,900	84,870	—
Wheat	37	03/2023	USD	1,724,200	160,679	—
Wheat	21	03/2023	USD	1,034,513	93,552	—
Wheat	36	05/2023	USD	1,686,150	167,799	—
Wheat	21	05/2023	USD	1,028,475	98,149	—
WTI Crude	48	10/2022	USD	3,815,520	—	(280,697)
WTI Crude	26	12/2022	USD	2,021,500	—	(153,941)
WTI Crude	26	02/2023	USD	1,964,820	—	(159,693)
WTI Crude	55	04/2023	USD	4,057,350	—	(340,574)
Zinc	26	11/2022	USD	1,950,650	—	(318,233)
Zinc	9	01/2023	USD	665,888	—	(118,823)
Zinc	9	03/2023	USD	656,438	7,007	—
Zinc	18	05/2023	USD	1,292,175	—	(152,140)
Total					2,992,000	(7,411,217)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(21)	12/2022	USD	(4,313,203)	41,186	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 2.541%	Receives Annually, Pays Annually	Morgan Stanley	04/28/2024	USD	6,000,000	131,681	—	—	131,681	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	2.980%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $25,592,636, which represents 18.97% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	51,438,236	78,844,892	(88,724,454)	(2,232)	41,556,442	(19,209)	395,048	41,577,230
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Third Quarter Report 2022

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